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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
February 17, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Variable Insurance Funds CIK No. 0000896435, File No. 333-164272
Ladies and Gentlemen:
On behalf of AIM Variable Insurance Funds (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended (the “1933 Act”), is the electronic version of the Fund’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) containing a joint proxy statement/prospectus to register the following title of securities:

•	Series I and Series II shares of Invesco V.I. Dividend Growth Fund, Invesco V.I. Global Dividend Growth Fund, Invesco V.I. High Yield Fund, Invesco V.I. Income Builder Fund, Invesco V.I. S&P 500 Index Fund, Invesco V.I. Select Dimensions Balanced Fund, Invesco V.I. Select Dimensions Dividend Growth Fund, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund and Invesco Van Kampen V.I. Mid Cap Value Fund, Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund, Invesco Van Kampen V.I. High Yield Fund, and Invesco Van Kampen V.I. Value Fund and Series II shares of Invesco Van Kampen V.I. Equity and Income Fund and Invesco Van Kampen V.I. International Growth Equity Fund; and

•	Series I and Series II shares of Invesco Van Kampen V.I. Capital Growth Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, Invesco Van Kampen V.I. Government Fund, Invesco Van Kampen V.I. Growth and Income Fund and Series II shares of Invesco Van Kampen V.I. Mid Cap Growth Fund.
The Amendment is being filed to update certain financial information and to make certain changes, including responding to disclosure and accounting comments from the Commission staff. Pursuant to the 1933 Act, the Fund hereby requests that, pursuant to Section 8(a) of the 1933 Act, the Commission declare the Amendment effective on February 18, 2010. The Fund has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 under the Investment Company Act of 1940.
Please send copies of all correspondence with respect to the Registration Statement to my attention or contact me at 713.214.5770.
Very truly yours,
/s/ Melanie Ringold
Melanie Ringold
Counsel